Revenues Attributable to Different Service and Product Groups (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Segment Reporting Information [Line Items]
Net revenues	$ 117,548	$ 108,177	$ 97,196
Total operating costs and expenses	(41,295)	(37,397)	(33,090)
Operating costs and expenses:
Cost of revenues	(48,334)	(44,343)	(39,803)
Selling and marketing	(24,517)	(24,186)	(21,445)
General and administrative	(16,778)	(13,211)	(11,645)
Unallocated corporate expenses	(3,253)	(3,225)	(2,956)
Other operating income	806	224	253
Unallocated corporate expenses	(3,253)	(3,225)	(2,956)
Operating income (loss)	28,725	26,661	24,556
Unallocated corporate expenses	(3,253)	(3,225)	(2,956)
Total assets	148,920	174,120	171,629
Total assets	148,920	174,120	171,629
Loss from equity method investment	(91)
Cost of Sales
Operating costs and expenses:
Cost of revenues	(48,334)	(44,343)	(39,803)
Selling Expense
Operating costs and expenses:
Selling and marketing	(24,517)	(24,186)	(21,445)
General and Administrative Expense
Operating costs and expenses:
General and administrative	(13,525)	(9,986)	(8,689)
Operating Expense
Segment Reporting Information [Line Items]
Total operating costs and expenses	(89,629)	(81,740)	(72,893)
Other Operating Income (Expense)
Operating costs and expenses:
Other operating income	806	224	253
Operating Income (Loss)
Operating costs and expenses:
Operating income (loss)	28,725	26,661	24,556
Depreciation And Amortization
Operating costs and expenses:
Amortization and depreciation	3,639	2,471	2,401
Loss From Equity Method Investments
Operating costs and expenses:
Loss from equity method investment	(91)
Online Education Service
Segment Reporting Information [Line Items]
Net revenues	110,137	104,487	94,458
Total operating costs and expenses	(79,078)	(76,395)	(67,745)
Operating costs and expenses:
Cost of revenues	(44,473)	(42,993)	(38,389)
Selling and marketing	(22,556)	(23,589)	(20,809)
General and administrative	(12,049)	(9,813)	(8,547)
Other operating income	570	224	253
Operating income (loss)	31,629	28,316	26,966
Total assets	93,609	166,250	169,015
Total assets	93,609	166,250	169,015
Amortization and depreciation	2,792	2,388	2,105
Loss from equity method investment	(91)
Startup Training Service
Segment Reporting Information [Line Items]
Net revenues	4,375	3,690	2,738
Total operating costs and expenses	(3,379)	(2,120)	(2,192)
Operating costs and expenses:
Cost of revenues	(1,915)	(1,350)	(1,414)
Selling and marketing	(688)	(597)	(636)
General and administrative	(776)	(173)	(142)
Other operating income	2
Operating income (loss)	998	1,570	546
Total assets	13,262	7,870	2,614
Total assets	13,262	7,870	2,614
Amortization and depreciation	60	$ 83	$ 296
Software Sales Service
Segment Reporting Information [Line Items]
Net revenues	3,036
Total operating costs and expenses	(3,919)
Operating costs and expenses:
Cost of revenues	(1,946)
Selling and marketing	(1,273)
General and administrative	(700)
Other operating income	234
Operating income (loss)	(649)
Total assets	42,049
Total assets	42,049
Amortization and depreciation	$ 787